Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions	Related Party Transactions and Party-In-Interest Transactions
Northern Trust, the trustee of the Plan, manages certain Plan investments and, therefore, is deemed a party-in-interest. Fidelity, the recordkeeper of the Plan, manages investments in its sponsored funds and, therefore, is deemed a party-in-interest. SSGA acts as an investment manager and independent fiduciary for the Plan Sponsor’s common stock and, therefore, is deemed a party-in-interest and a related party. The Plan also invests in shares of the Plan Sponsor; therefore, these transactions qualify as related party and party-in-interest transactions.

The Plan reimburses the Plan Sponsor for administrative expenses paid on behalf of the Plan. At December 31, 2025 and 2024, the Plan had payables to the Plan Sponsor of $0.3 million and $4.1 million, respectively, related to these administrative expenses.